Financial Instruments - Non-derivative Financial Liabilities and net-settled derivative financial liabilities by Maturity (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments liabilities	R$ 1,354	R$ 586
Other liabilities	80,619	14,248
Less than 12 months [member] | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable to clients	6,500,071	4,996,102
Trade accounts payable	97,825	117,836
Loans and financing	2,947,811	761,056
Obligation to FIDC senior quota holders	2,090,894	16,646
Derivative financial instruments liabilities	1,354
Other liabilities	80,619	14,248
Later than one year and not later than two years [member] | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and financing	29,762	1,395
Obligation to FIDC senior quota holders	1,620,000	2,057,925
Other liabilities	5,051	R$ 4,667
Later than two years and not later than five years [member] | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and financing	20,643
Later than five years [member] | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and financing	R$ 37,078